UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07644
                                                   --------------

                       Gabelli Capital Series Funds, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                       --------------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


THE GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
     SHARES                                       VALUE*
     -------                                      ------
               COMMON STOCKS -- 96.7%
               AEROSPACE -- 0.4%
    55,000     Titan Corp.+                    $    768,350
                                               ------------

               AGRICULTURE -- 1.6%
   200,000     Archer-Daniels-Midland Co.         3,396,000
                                                -----------

               AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.8%
    16,100     BorgWarner Inc.                      696,969
    29,000     CLARCOR Inc.                       1,382,430
   175,000     Dana Corp.                         3,095,750
    35,000     Modine Manufacturing Co.           1,053,850
    33,000     Navistar International Corp.+      1,227,270
    85,000     Scheib (Earl) Inc.+                  272,000
    60,000     Standard Motor Products Inc.         906,600
    34,300     TransPro Inc.+                       178,188
    80,000     TRW Automotive Holdings Corp.+     1,508,000
                                               ------------
                                                 10,321,057
                                               ------------

               AVIATION: PARTS AND SERVICES -- 3.3%
    15,000     Aviall Inc.+                         306,000
     2,000     Barnes Group Inc.                     54,940
    28,000     Curtiss-Wright Corp., Cl. B        1,514,800
   120,000     Fairchild Corp., Cl. A+              477,600
    90,000     GenCorp Inc.                       1,219,500
    60,000     Kaman Corp., Cl. A                   716,400
     5,000     Moog Inc., Cl. A+                    181,500
    18,000     Precision Castparts Corp.          1,080,900
    30,000     Sequa Corp., Cl. A+                1,566,300
                                               ------------
                                                  7,117,940
                                               ------------

               BROADCASTING -- 4.1%
    47,000     Fisher Communications Inc.+        2,256,000
   100,000     Granite Broadcasting Corp.+           23,000
   215,000     Gray Television Inc.               2,558,500
    50,000     Liberty Corp.                      1,987,000
    35,000     Lin TV Corp., Cl. A+                 681,800
    40,000     Paxson Communications Corp.+          54,000
   135,000     Sinclair Broadcast Group Inc.,
                 Cl. A                              985,500
    35,000     Young Broadcasting Inc.,
                 Cl. A+                             380,450
                                               ------------
                                                  8,926,250
                                               ------------

               BUSINESS SERVICES -- 0.6%
    20,000     Cendant Corp.                        432,000
    75,000     Nashua Corp.+                        828,750
                                               ------------
                                                  1,260,750
                                               ------------

               CABLE AND SATELLITE -- 2.5%
     5,000     Adelphia Communications Corp.,
                 Cl. A+                               1,850
   115,000     Cablevision Systems Corp.,
                 Cl. A+                           2,332,200
    85,000     DIRECTV Group Inc.+                1,495,150
    23,200     Liberty Media
                 International Inc.,
                 Cl. A+                             773,999
    96,139     UnitedGlobalCom Inc., Cl. A+         718,158
                                               ------------
                                                  5,321,357
                                               ------------

               COMMUNICATIONS EQUIPMENT -- 3.1%
    40,000     Agere Systems Inc., Cl. B+            40,800
   180,000     Corning Inc.+                      1,994,400
   110,000     Lucent Technologies Inc.+            348,700
    60,000     Motorola Inc.                      1,082,400
   170,000     Nortel Networks Corp.+               578,000

                                                  MARKET
     SHARES                                       VALUE*
     -------                                      ------
   100,000     Thomas & Betts Corp.+           $  2,682,000
                                               ------------
                                                  6,726,300
                                               ------------

               COMPUTER SOFTWARE AND SERVICES -- 0.5%
    65,800     MarketWatch Inc.+                    821,842
    80,000     Xanser Corp.+                        196,000
                                               ------------
                                                  1,017,842
                                               ------------

               CONSUMER PRODUCTS -- 2.5%
    13,500     Alberto-Culver Co.                   586,980
    25,000     Gallaher Group plc, ADR            1,161,750
    29,000     National Presto Industries Inc.    1,212,780
    15,000     Pactiv Corp.+                        348,750
    24,000     Procter & Gamble Co.               1,298,880
   110,000     Revlon Inc., Cl. A+                  277,200
    10,000     Sony Corp., ADR                      343,900
    61,000     Weider Nutrition International
                 Inc.+                              277,550
                                               ------------
                                                  5,507,790
                                               ------------

               CONSUMER SERVICES -- 1.5%
    20,000     IAC/InterActiveCorp+                 440,400
   115,000     Rollins Inc.                       2,793,350
                                               ------------
                                                  3,233,750
                                               ------------

               DIVERSIFIED INDUSTRIAL -- 4.3%
    45,000     Ampco-Pittsburgh Corp.               596,700
    31,600     Baldor Electric Co.                  747,656
    25,000     Cooper Industries Ltd.,
                 Cl. A                            1,475,000
    30,000     Crane Co.                            867,600
    16,000     Greif Inc., Cl. A                    674,400
    13,500     Harbor Global Co. Ltd.+              135,000
    90,000     Honeywell International Inc.       3,227,400
     4,000     ITT Industries Inc.                  319,960
    73,600     Katy Industries Inc.+                391,552
    81,000     Myers Industries Inc.                886,950
                                               ------------
                                                  9,322,218
                                               ------------

               ELECTRONICS -- 0.8%
    80,000     Texas Instruments Inc.             1,702,400
                                               ------------

               ENERGY AND UTILITIES -- 5.9%
   105,000     Allegheny Energy Inc.+             1,675,800
   240,000     Aquila Inc.+                         748,800
    50,000     CMS Energy Corp.+                    476,000
    15,000     ConocoPhillips                     1,242,750
     6,000     Devon Energy Corp.                   426,060
    40,000     Duquesne Light Holdings Inc.         718,400
    90,000     El Paso Corp.                        827,100
   100,000     El Paso Electric Co.+              1,607,000
    20,000     Exxon Mobil Corp.                    966,600
     4,666     Florida Public Utilities Co.          80,022
    14,000     Kerr-McGee Corp.                     801,500
    20,000     Mirant Corp.+                          8,200
    60,000     Northeast Utilities                1,163,400
    20,000     NSTAR                                982,000
    17,000     Progress Energy Inc., CVO+             2,720
    10,000     RPC Inc.                             178,800
    32,000     Southwest Gas Corp.                  766,400
                                               ------------
                                                 12,671,552
                                               ------------

               ENTERTAINMENT -- 9.6%
    40,000     Dover Motorsports Inc.               171,600
    95,000     Fox Entertainment Group Inc.,
                 Cl. A+                           2,635,300

THE GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
     SHARES                                       VALUE*
     -------                                      ------
               COMMON STOCKS (CONTINUED)
               ENTERTAINMENT (CONTINUED)
     6,000     GC Companies Inc.+              $      5,160
   180,000     Gemstar-TV Guide International
                 Inc.+                            1,017,000
    47,000     Grupo Televisa SA, ADR             2,478,310
   400,000     Liberty Media Corp., Cl. A+        3,488,000
    30,000     Metro-Goldwyn-Mayer Inc.+            347,100
   140,000     The Walt Disney Co.                3,157,000
   200,000     Time Warner Inc.+                  3,228,000
    50,000     Topps Co. Inc.                       489,000
    80,000     Viacom Inc., Cl. A                 2,720,000
    35,000     Vivendi Universal SA, ADR+           900,550
    10,000     World Wrestling Entertainment
                 Inc.                               122,200
                                               ------------
                                                 20,759,220
                                               ------------

               ENVIRONMENTAL SERVICES -- 1.8%
   100,000     Allied Waste Industries
                 Inc.+                              885,000
    12,000     Catalytica Energy
                 Systems Inc.+                       25,320
   110,000     Waste Management Inc.              3,007,400
                                               ------------
                                                  3,917,720
                                               ------------

               EQUIPMENT AND SUPPLIES -- 5.4%
    55,000     AMETEK Inc.                        1,667,600
    45,000     Baldwin Technology Co. Inc.,
                 Cl. A+                             126,000
    29,300     Belden CDT Inc.                      638,740
     5,000     C&D Technologies Inc.                 95,100
    40,000     Capstone Turbine Corp.+               61,200
     7,000     CIRCOR International Inc.            136,500
   120,000     CTS Corp.                          1,512,000
    16,000     Cuno Inc.+                           924,000
    21,000     Eastern Co.                          341,250
   225,000     Fedders Corp.                        920,250
    35,000     Flowserve Corp.+                     846,300
    35,000     Franklin Electric Co. Inc.         1,386,000
    60,000     GrafTech International Ltd.+         837,000
    30,000     IDEX Corp.                         1,018,800
     3,000     Imagistics International Inc.+       100,800
    35,000     Watts Water Technologies Inc.,
                 Cl. A                              939,750
                                               ------------
                                                 11,551,290
                                               ------------

               FINANCIAL SERVICES -- 4.0%
    95,000     American Express Co.               4,888,700
    42,400     Argonaut Group Inc.+                 791,608
    20,000     Bank of New York Co. Inc.            583,400
    15,000     BKF Capital Group Inc.               439,500
    14,000     Deutsche Bank AG, ADR              1,007,160
   163,000     J Net Enterprises Inc.+              431,950
    15,000     Midland Co.                          410,250
                                               ------------
                                                  8,552,568
                                               ------------

               FOOD AND BEVERAGE -- 9.6%
    10,000     Allied Domecq plc, ADR               342,800
    20,000     Brown-Forman Corp., Cl. A            935,800
    30,000     Campbell Soup Co.                    788,700
    55,000     Coca-Cola Co.                      2,202,750
    31,000     Corn Products
                 International Inc.               1,429,100
   120,000     Del Monte Foods Co.+               1,258,800
    51,000     Diageo plc, ADR                    2,571,930
    40,000     Dreyer's Grand Ice Cream Holdings
                 Inc., Cl. A                      3,198,840
    35,000     General Mills Inc.                 1,571,500
    70,000     Heinz (H.J.) Co.                   2,521,400
    10,000     Kellogg Co.                          426,600

                                                  MARKET
     SHARES                                       VALUE*
     -------                                      ------
    70,000     PepsiAmericas Inc.              $  1,337,000
    20,600     Tootsie Roll Industries Inc.         601,932
    25,000     Wrigley (Wm.) Jr. Co.              1,582,750
                                               ------------
                                                 20,769,902
                                               ------------

               HEALTH CARE -- 3.3%
     4,000     Chemed Corp.                         222,960
     6,000     DENTSPLY International Inc.          311,640
     7,000     Henry Schein Inc.+                   436,170
    24,000     INAMED Corp.+                      1,144,080
     4,000     Invitrogen Corp.+                    219,960
    15,000     IVAX Corp.+                          287,250
    18,000     Johnson & Johnson                  1,013,940
    25,000     Merck & Co. Inc.                     825,000
    25,000     NeighborCare Inc.+                   633,750
     2,000     Patterson Companies Inc.+            153,120
    60,000     Pfizer Inc.                        1,836,000
    60,000     TL Administration Corp.+                 720
                                               ------------
                                                  7,084,590
                                               ------------

               HOTELS AND GAMING -- 4.5%
    55,000     Aztar Corp.+                       1,457,500
    77,000     Boca Resorts Inc., Cl. A+          1,429,890
    27,000     Dover Downs Gaming &
                 Entertainment Inc.                 277,830
    60,000     Gaylord Entertainment Co.+         1,860,000
   100,000     Hilton Hotels Corp.                1,884,000
     7,000     Kerzner International Ltd.+          307,790
     5,000     Mandalay Resort Group                343,250
    30,000     MGM Mirage+                        1,489,500
    60,000     Prime Hospitality Corp.+             730,200
                                               ------------
                                                  9,779,960
                                               ------------

               MACHINERY -- 1.6%
    75,000     CNH Global NV                      1,468,500
    32,000     Deere & Co.                        2,065,600
                                               ------------
                                                  3,534,100
                                               ------------

               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.9%
   150,000     Champion Enterprises Inc.+         1,543,500
    10,000     Skyline Corp.                        400,500
                                               ------------
                                                  1,944,000
                                               ------------

               METALS AND MINING -- 0.3%
     8,000     Compania de Minas Buenaventura
                 SA, ADR                            190,000
    12,000     Newmont Mining Corp.                 546,360
                                               ------------
                                                    736,360
                                               ------------

               PUBLISHING -- 5.9%
    15,000     Journal Communications
                 Inc., Cl. A                        263,100
    10,000     Knight-Ridder Inc.                   654,500
    10,000     Lee Enterprises Inc.                 463,400
    22,000     McClatchy Co., Cl. A               1,558,260
    16,000     Media General Inc., Cl. A            895,200
     8,000     Meredith Corp.                       411,040
    50,000     New York Times Co., Cl. A          1,955,000
   130,000     Penton Media Inc.+                    21,450
   410,000     PRIMEDIA Inc.+                       963,500
    34,000     Pulitzer Inc.                      1,679,600
    60,900     Reader's Digest Association
                  Inc.                              888,531
    10,000     Scripps (E.W.) Co., Cl. A            477,800
    57,000     Thomas Nelson Inc.                 1,114,350

THE GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
     SHARES                                       VALUE*
     -------                                      ------
               COMMON STOCKS (CONTINUED)
               PUBLISHING (CONTINUED)
    35,000     Tribune Co.                     $  1,440,250
                                               ------------
                                                 12,785,981
                                               ------------

               REAL ESTATE -- 0.6%
    47,000     Griffin Land & Nurseries Inc.+     1,128,000
     3,000     Rouse Co.                            200,640
                                               ------------
                                                  1,328,640
                                               ------------

               RETAIL -- 1.3%
    33,750     Aaron Rents Inc., Cl. A              670,950
    12,000     Ingles Markets Inc., Cl. A           144,720
    20,000     Neiman Marcus Group Inc., Cl. A    1,150,000
    45,000     Safeway Inc.+                        868,950
                                               ------------
                                                  2,834,620
                                               ------------

               SPECIALTY CHEMICALS -- 3.0%
    52,500     Ferro Corp.                        1,145,025
    15,000     Great Lakes Chemical Corp.           384,000
     2,000     Hawkins Inc.                          23,900
    87,000     Hercules Inc.+                     1,239,750
    20,000     MacDermid Inc.                       579,200
    10,000     Material Sciences Corp.+             134,900
   140,000     Omnova Solutions Inc.+               844,200
     5,000     Quaker Chemical Corp.                120,750
    90,000     Sensient Technologies Corp.        1,947,600
                                               ------------
                                                  6,419,325
                                               ------------

               TELECOMMUNICATIONS -- 3.7%
    50,000     AT&T Corp.                           716,000
    30,000     CenturyTel Inc.                    1,027,200
   300,000     Cincinnati Bell Inc.+              1,047,000
   100,000     Citizens Communications Co.        1,339,000
   350,000     Qwest Communications
                 International Inc.+              1,165,500
    10,000     SBC Communications Inc.              259,500
   120,000     Sprint Corp.                       2,415,600
                                               ------------
                                                  7,969,800
                                               ------------

               WIRELESS COMMUNICATIONS -- 5.3%
   360,000     AT&T Wireless Services Inc.+       5,320,800
    95,000     mm02 plc, ADR+                     1,686,250
    26,250     Price Communications Corp.+          400,313
     7,500     Rogers Wireless Communications
                Inc., Cl. B+                        235,575
     6,000     Telephone & Data Systems Inc.        505,020
    29,000     United States Cellular Corp.+      1,251,350
   120,000     UNOVA Inc.+                        1,686,000
    10,000     Western Wireless Corp., Cl. A+       257,100
                                               ------------
                                                 11,342,408
                                               ------------
               TOTAL COMMON STOCKS              208,604,040
                                               ------------

               PREFERRED STOCKS -- 1.1%
               PUBLISHING -- 1.1%
    75,747     News Corp. Ltd., Pfd., ADR         2,373,153
                                               ------------

  PRINCIPAL
    AMOUNT
  --------

               U.S. GOVERNMENT OBLIGATIONS -- 2.2%
$4,649,000     U.S. Treasury Bills, 1.116% to
                 1.700%++, 10/07/04 to
                 12/23/04                      $  4,637,710
                                               ------------

               TOTAL INVESTMENTS -- 100.0%
                (Cost $183,046,491)             215,614,903

               OTHER ASSETS AND LIABILITIES
                 (NET) -- 0.0%                       44,037
                                               ------------

               NET ASSETS -- 100.0%            $215,658,940
                                               ============

 ------------
               For Federal tax purposes:
               Aggregate cost                  $183,046,491
                                               ============
               Gross unrealized appreciation   $ 44,119,567
               Gross unrealized depreciation    (11,551,155)
                                               ------------
               Net unrealized appreciation
                (depreciation)                 $ 32,568,412
                                               ============

 ------------
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
            ----------------------------------------

By (Signature and Title)*          /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                   Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal
                                    Executive Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.